Financial risk management and concentration risk - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	¥ 152,066		¥ 49,239
Trade payables	152,066	$ 21,418	49,239
Financial liabilities including in other payables and accruals	119,962		21,282
Revenue-based financing	21,628
Bank borrowings	813,776		556,025
Lease liabilities	15,061		17,277
Lease liabilities	14,090		16,180	¥ 19,633
Convertible bonds	71,535
Total	1,194,028		643,823
Carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	152,066		49,239
Financial liabilities including in other payables and accruals	119,962		21,282
Revenue-based financing	21,628
Bank borrowings	754,774		503,155
Lease liabilities	14,090		16,180
Convertible bonds	89,950
Total	1,152,470		589,856
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	152,066		49,239
Financial liabilities including in other payables and accruals	119,962		21,282
Revenue-based financing	21,628
Bank borrowings	106,211		39,440
Lease liabilities	7,709		7,522
Convertible bonds	71,535
Total	479,111		117,483
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings	707,565		21,350
Lease liabilities	5,081		5,751
Total	712,646		27,101
Between 2 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings	0		495,235
Lease liabilities	2,271		4,004
Total	¥ 2,271		¥ 499,239